Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 39,993	$ 757	$ 735
Accounts receivable, net	5,549		2,675
Prepaid expenses and other current assets	40,963
Total current assets	86,505	757	3,410
Property and equipment, net	189,802	9,798	20,789
Other assets:
Intangible assets, net	100,683
Deposits	5,000	5,000	5,000
Total other assets	294,485	14,798	5,000
Total assets	381,990	15,555	29,199
Current liabilities:
Current portion of debt	959,423	896,584	764,359
Convertible notes payable, net	34,790	10,762
Accounts payable	2,963,045	2,948,964	2,919,628
Accrued expenses	154,183	156,051	78,272
Deferred compensation	89,372	86,307	105,325
Accrued interest	187,181	162,074	88,924
Customer deposits payable	68,851	68,851	68,851
Derivative liability	365,964	43,444
Total current liabilities	4,822,809	4,373,037	4,025,359
Long-term liabilities
Long-term portion of debt			123,750
Total long-term liabilities			123,750
Total liabilities	4,822,809	4,373,037	4,149,109
STOCKHOLDERS’ DEFICIT
Common stock, value	16,940	12,984	10,505
Preferred stock, value	31,000	31,000
Additional paid-in capital	4,291,077	3,374,888	2,913,369
Accumulated deficit	(8,779,836)	(7,776,354)	(7,043,784)
Total stockholders’ deficit	(4,440,819)	(4,357,482)	(4,119,910)
Total liabilities and stockholders’ deficit	$ 381,990	$ 15,555	$ 29,199